Leases - Schedule of Right of use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost [Member]
Schedule of Right of use Assets [Line Items]
Cost, balance at beginning of year	$ 163	$ 166	$ 328
Cost, additions during year	197		166
Cost, derecognition during Year	(163)		(291)
Cost, foreign currency translation reserve	5	(3)	(37)
Cost, balance at end of year	202	163	166
Accumulated depreciation [Member]
Schedule of Right of use Assets [Line Items]
Accumulated depreciation, balance at beginning of year	73		227
Accumulated depreciation, additions during year	95	72	93
Accumulated depreciation, derecognition during Year	(163)		(291)
Accumulated depreciation, foreign currency translation reserve	2	1	(29)
Accumulated depreciation, balance at end of year	7	73
Net book value [Member]
Schedule of Right of use Assets [Line Items]
Net book value, balance at end of year	195	90	166
Offices [Member] | Cost [Member]
Schedule of Right of use Assets [Line Items]
Cost, balance at beginning of year	163	166	328
Cost, additions during year	197		166
Cost, derecognition during Year	(163)		(291)
Cost, foreign currency translation reserve	5	(3)	(37)
Cost, balance at end of year	202	163	166
Offices [Member] | Accumulated depreciation [Member]
Schedule of Right of use Assets [Line Items]
Accumulated depreciation, balance at beginning of year	73		227
Accumulated depreciation, additions during year	95	72	93
Accumulated depreciation, derecognition during Year	(163)		(291)
Accumulated depreciation, foreign currency translation reserve	2	1	(29)
Accumulated depreciation, balance at end of year	7	73
Offices [Member] | Net book value [Member]
Schedule of Right of use Assets [Line Items]
Net book value, balance at end of year	$ 195	$ 90	$ 166